Reserves For Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cardmember Loans And Related Reserves Evaluated Separately And Collectively For Impairment [Abstract]
Cardmember loans evaluated separately for impairment	$ 633	$ 744	$ 1,087
Reserves on cardmember loans evaluated separately for impairment	153	176	279
Cardmember loans evaluated collectively for impairment	64,596	61,877	59,763
Reserves on cardmember loans evaluated collectively for impairment	$ 1,318	$ 1,698	$ 3,367